OPTIONS AND WARRANTS (Details) - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Options	6,205,190	5,990,190	2,990,977	1,298,927
Options Outstanding, Weighted Average Remaining Life	6 years 146 days	6 years 237 days	6 years 7 days	6 years 310 days
Options Exercisable, Number of Options	4,130,240	3,799,559
Options at $1.01-2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Exercisable, Exercise Price, Lower Range Limit (in Dollars per share)	1.01	1.01
Options Exercisable, Exercise Price, Upper Range Limit (in Dollars per share)	2.00	2.00
Options Outstanding, Number of Options	834,642
Options Outstanding, Weighted Average Remaining Life	4 years 6 months
Options Exercisable, Number of Options	541,642	526,642
Options at $2.01-2.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Exercisable, Exercise Price, Lower Range Limit (in Dollars per share)	2.01	2.01
Options Exercisable, Exercise Price, Upper Range Limit (in Dollars per share)	2.50	2.50
Options Outstanding, Number of Options	5,370,548
Options Outstanding, Weighted Average Remaining Life	6 years 255 days
Options Exercisable, Number of Options	3,588,598	3,272,917